UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Nicholson Graham LLP
Four Embarcadero Center, 10th Floor
San Francisco, CA 94111
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[Logo - American Funds®]

New World FundSM
Investment portfolio

July 31, 2006
		unaudited

		Market value
Common stocks — 80.56%	Shares	(000)

FINANCIALS — 16.58%
Erste Bank der oesterreichischen Sparkassen AG	1,981,800	$ 114,289
Grupo Financiero Banorte, SA de CV	38,720,000	106,726
PT Bank Rakyat Indonesia	189,500,300	89,170
Itaúsa - Investimentos Itaú SA, preferred nominative	19,265,741	79,757
Banco Bilbao Vizcaya Argentaria, SA	3,450,300	73,316
ICICI Bank Ltd.	5,665,100	67,490
ICICI Bank Ltd. (ADR)	27,000	705
Unibanco-União de Bancos Brasileiros SA, units (GDR)	750,000	52,028
Unibanco-União de Bancos Brasileiros SA, units	2,000,000	13,937
EFG International[1]	2,240,000	63,713
HSBC Holdings PLC (Hong Kong)	3,337,204	60,174
Sberbank (Savings Bank of the Russian Federation) (GDR)[2]	334,000	59,452
Banco Itaú Holding Financeira SA, preferred nominative	1,795,300	54,957
Siam Commercial Bank PCL	31,050,000	47,170
Banco Santander Central Hispano, SA	3,089,528	46,792
Bangkok Bank PCL	16,100,000	45,089
Housing Development Finance Corp. Ltd.	1,757,818	44,519
Kotak Mahindra Bank Ltd.	6,778,600	41,409
Bank Muscat (SAOG) (GDR)	4,098,325	38,934
KASIKORNBANK PCL, nonvoting depositary receipt	16,700,000	27,135
KASIKORNBANK PCL	2,500,000	4,227
Allied Irish Banks, PLC	1,192,000	28,815
Piraeus Bank SA	1,112,500	27,845
Bank Polska Kasa Opieki SA	374,000	25,769
FirstRand Ltd.	9,300,000	23,206
Standard Bank Group Ltd.	1,950,000	21,526
Bank of the Philippine Islands	20,161,632	21,169
Banco Latinoamericano de Exportaciones, SA, Class E	1,240,000	20,336
National Bank of Pakistan	5,328,000	19,939
PT Bank Mandiri (Persero) Tbk	86,393,500	16,737
SM Prime Holdings, Inc.	98,000,000	15,625
Citigroup Inc.	320,000	15,459
Bank Leumi le-Israel BM	4,300,000	15,255
Banco Bradesco SA, preferred nominative	399,100	13,365
Daegu Bank, Ltd.	725,000	13,100
Bank Hapoalim BM	2,728,000	12,216
American International Group, Inc.	190,000	11,527
Kookmin Bank	121,000	10,570
HDFC Bank Ltd.	523,300	8,949
OTP Bank PLC	236,000	7,041
		1,459,438

TELECOMMUNICATION SERVICES — 9.71%
América Móvil SA de CV, Series L (ADR)	3,895,300	$139,374
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	163,770,000	134,297
Philippine Long Distance Telephone Co.	2,471,160	99,461
Philippine Long Distance Telephone Co. (ADR)	338,340	13,259
Telekomunikacja Polska SA	11,708,900	80,487
Telekom Austria AG	1,765,000	39,872
OJSC Mobile TeleSystems (ADR)	1,151,000	36,763
Orascom Telecom Holding (GDR)	736,000	35,181
Partner Communications Co. Ltd.	3,481,800	32,436
Partner Communications Co. Ltd. (ADR)	235,000	2,181
Maxis Communications Bhd.	13,746,400	32,524
Advanced Info Service PCL	13,641,500	31,716
TIM Participações SA, preferred nominative (ADR)	1,248,228	30,956
Vivo Participações SA, preferred nominative[1]	7,752,983	19,579
Vivo Participações SA, preferred nominative (ADR)[1]	3,036,755	7,653
Vivo Participações SA, ordinary nominative[1]	311,407	1,232
Telefónica, SA	1,538,640	26,014
Tele Norte Leste Participações SA, preferred nominative	1,862,400	24,501
Magyar Telekom Telecommunications PLC[1]	3,864,152	16,284
Magyar Telekom Telecommunications PLC (ADR)[1]	125,000	2,610
China Unicom Ltd.	13,991,300	12,749
GLOBE TELECOM, Inc.	609,723	11,618
Telenor ASA	590,000	7,524
Telemig Celular Participações SA, preferred nominative (ADR)	198,500	6,828
Bharti Airtel Ltd.[1]	810,000	6,674
PT Indosat Tbk (ADR)	111,500	2,620
		854,393

CONSUMER STAPLES — 8.57%
Fomento Económico Mexicano, SA de CV (ADR)	1,445,500	126,915
Nestlé SA	367,795	120,531
Tesco PLC	14,678,190	98,571
SABMiller PLC	2,366,600	47,524
PepsiCo, Inc.	691,000	43,796
Avon Products, Inc.	1,290,000	37,397
Pyaterochka Holding NV (GDR)[1,3]	1,922,800	32,688
Coca-Cola Co.	690,000	30,705
Groupe Danone	213,600	28,231
L’Oréal SA	219,500	21,990
Bunge Ltd.	385,000	21,013
Olam International Ltd.	23,000,000	20,108
Cia. de Bebidas das Américas - AmBev, preferred nominative (ADR)	400,000	16,100
Cia. de Bebidas das Américas - AmBev, ordinary nominative (ADR)	76,000	2,690
Migros Türk TAS[1]	2,071,099	16,744
Anheuser-Busch Companies, Inc.	330,000	15,889
Wal-Mart de México, SA de CV, Series V (ADR)	500,000	15,475
Kimberly-Clark de México, SA de CV, Class A, ordinary participation certificates	4,000,000	15,257
Coca-Cola FEMSA, SA de CV, Series L	3,110,000	9,392
Oriflame Cosmetics SA (SDR)	205,000	6,977
METRO AG	115,000	6,557
Nestlé India Ltd.	301,300	6,479
Coca-Cola Hellenic Bottling Co. SA	200,000	6,334
China Mengniu Dairy Co.	4,750,000	5,746
Unilever NV	36,000	856
		753,965

INDUSTRIALS — 7.77%
Doosan Heavy Industries and Construction Co., Ltd.	3,471,000	$130,158
Murray & Roberts Holdings Ltd.[4]	21,235,000	77,349
Thai Airways International PCL	64,997,100	69,548
Wienerberger AG	1,290,500	61,156
Daelim Industrial Co., Ltd.	616,760	41,023
Italian-Thai Development PCL[4]	269,419,600	37,370
Far Eastern Textile Ltd.	47,552,500	35,847
Hyundai Engineering & Construction Co., Ltd.[1]	680,000	33,761
Imperial Holdings Ltd.	1,690,000	32,599
Barloworld Ltd.	1,862,000	31,119
3M Co.	407,000	28,653
Metso Oyj	770,000	27,758
International Container Terminal Services, Inc.	88,828,000	25,044
Asahi Glass Co., Ltd.	1,225,000	15,695
Sandvik AB	1,500,000	15,596
AGCO Corp.[1]	492,700	11,312
Bharat Heavy Electricals Ltd.	175,000	7,699
Hi-P International Ltd.	4,664,000	2,452
		684,139

ENERGY — 7.33%
Oil & Natural Gas Corp. Ltd.	4,693,844	118,447
MOL Magyar Olaj- és Gázipari Rt., Class A	1,049,600	116,617
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	984,000	90,410
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	231,892	19,210
PTT Exploration and Production PCL	26,385,000	81,560
Royal Dutch Shell PLC, Class B	1,095,000	40,316
Royal Dutch Shell PLC, Class B (ADR)	210,819	15,571
FMC Technologies, Inc.[1]	717,000	45,185
China National Offshore Oil Corp.	52,058,000	44,287
Nexen Inc.	480,879	28,139
Noble Energy, Inc.	350,000	17,713
Reliance Industries Ltd.	421,000	8,864
Harvest Natural Resources, Inc.[1]	604,800	8,461
Banpu PCL	1,720,000	6,317
China Shenhua Energy Co. Ltd., Class H	1,926,000	3,465
		644,562

MATERIALS — 7.25%
Taiwan Cement Corp.	102,465,000	75,676
AngloGold Ashanti Ltd.	1,554,785	74,527
Hindalco Industries Ltd.	18,490,820	63,896
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,265,000	63,225
Votorantim Celulose e Papel SA, preferred nominative (ADR)	3,415,000	53,240
Harmony Gold Mining Co. Ltd.[1]	3,045,000	43,337
Potash Corp. of Saskatchewan Inc.	450,000	42,525
Associated Cement Companies Ltd.	2,120,000	38,478
Cía. Vale do Rio Doce, Class A, preferred nominative	1,476,000	29,398
Siam Cement PCL	4,720,000	28,183
Lonmin PLC	465,000	25,398
Hyundai Steel Co.	675,000	23,120
Cemex, SA de CV, ordinary participation certificates, units (ADR)[1]	687,938	19,482
Holcim Ltd.	170,142	13,281
BHP Billiton PLC	682,288	12,924
Phelps Dodge Corp.	130,000	11,354
Ivanhoe Mines Ltd.[1]	1,410,000	8,350
Siam City Cement PCL	1,209,400	6,902
Formosa Plastics Corp.	3,625,422	5,011
		638,307

CONSUMER DISCRETIONARY — 6.81%
Shangri-La Asia Ltd.	29,390,000	60,445
Toyota Motor Corp.	1,058,700	55,954
Kuoni Reisen Holding AG, Class B1	106,700	55,496
Honda Motor Co., Ltd.	1,229,000	40,516
Central European Media Enterprises Ltd., Class A1	589,217	35,848
HYUNDAI MOBIS	394,500	32,810
Truworths International Ltd.	10,012,936	32,552
NOK Corp.	1,041,000	27,192
PT Astra International Tbk	22,251,500	23,513
Swatch Group Ltd	532,500	19,366
Swatch Group Ltd, non-registered shares	23,300	4,147
Merry Electronics Co., Ltd.	7,136,922	23,027
GOME Electrical Appliances Holding Ltd.	25,260,000	22,952
Techtronic Industries Co. Ltd.	15,650,000	21,068
Praktiker Bau- und Heimwerkermärkte Holding AG	658,800	19,493
Yue Yuen Industrial (Holdings) Ltd.	6,688,500	18,723
Premier Image Technology Corp.	11,861,000	17,048
Li & Fung Ltd.	8,083,900	16,938
Cheil Industries Inc.	400,000	14,706
Makita Corp.	425,000	13,937
Cheng Shin Rubber (Xiamen) Ind., Ltd.	12,166,264	10,009
Grupo Televisa, SA, ordinary participation certificates (ADR)	500,000	9,260
LG Electronics Inc.	138,630	8,132
BEC World PCL	15,700,000	6,595
SM Investments Corp.	1,246,100	5,500
Hürriyet Gazetecilik ve Matbaacilik AS	1,342,849	3,104
Nien Hsing Textile Co., Ltd.[1]	1,999,400	1,027
Antena 3 Televisión, SA	5,344	116
		599,474

UTILITIES — 5.23%
RAO Unified Energy System of Russia (GDR)	1,146,000	84,231
PT Perusahaan Gas Negara (Persero) Tbk	58,260,000	75,671
Cia. Energética de Minas Gerais - Cemig, preferred nominative	1,553,800,000	67,219
AES Corp.[1]	2,500,000	49,650
CPFL Energia SA (ADR)	1,270,000	47,358
NTPC Ltd.	18,152,000	44,999
Electricity Generating PCL	9,385,338	18,721
Electricity Generating PCL, nonvoting depositary receipt	210,662	417
GAIL (India) Ltd.	3,635,000	18,906
Cheung Kong Infrastructure Holdings Ltd.	5,900,000	18,338
Reliance Energy Ltd.	1,746,000	17,004
Veolia Environnement	275,000	14,932
Gas Natural SDG, SA	80,000	2,582
		460,028

INFORMATION TECHNOLOGY — 4.90%
Samsung Electronics Co., Ltd.	122,591	$ 78,072
Nokia Corp.	1,864,800	36,982
Nokia Corp. (ADR)	1,478,200	29,342
Kingboard Chemical Holdings Ltd.	21,199,400	62,071
Hon Hai Precision Industry Co., Ltd.	9,466,537	56,164
Compal Electronics, Inc.	48,692,000	44,450
NHN Corp.[1]	322,446	35,869
Acer Inc.	17,800,000	24,905
Mediatek Incorporation	2,130,286	19,447
Hoya Corp.	404,800	14,157
Venture Corp. Ltd.	1,700,000	11,524
Foxconn International Holdings Ltd.[1]	4,154,000	9,655
NetEase.com, Inc. (ADR)[1]	320,000	5,536
Samsung SDI Co., Ltd.	21,800	1,457
KEC Corp.	750,000	1,123
Delta Electronics, Inc.	112,650	304
		431,058

HEALTH CARE — 1.51%
Novo Nordisk A/S, Class B	741,900	45,723
KRKA, d.d., Novo mesto	52,500	42,088
Dr. Reddy’s Laboratories Ltd.	400,000	12,028
Teva Pharmaceutical Industries Ltd. (ADR)	335,000	11,082
AstraZeneca PLC (Sweden)	172,700	10,582
Ranbaxy Laboratories Ltd.	945,000	7,593
Richter Gedeon RT	19,500	4,131
		133,227

MISCELLANEOUS — 4.90%
Other common stocks in initial period of acquisition		431,123

Total common stocks (cost: $5,472,728,000)		7,089,714

Warrants — 0.01%

INFORMATION TECHNOLOGY — 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 2006[1]	1,869,940	792

Total warrants (cost: $0)		792

	Principal amount
Bonds & notes — 8.55%	(000)

NON-U.S. GOVERNMENT BONDS & NOTES — 8.11%
Brazilian Treasury Bill 0% 2007	R$ 5,300	2,306
Brazilian Treasury Bill 5.903% 2010[5]	25,579	16,788
Brazil (Federal Republic of) Global 9.25% 2010	$12,600	14,080
Brazil (Federal Republic of) Global 7.875% 2015	5,620	6,075
Brazil (Federal Republic of) Global 12.50% 2016	R$19,400	8,968
Brazil (Federal Republic of) Global 8.00% 2018	$18,045	$ 19,588
Brazil (Federal Republic of) Global 8.875% 2019	9,000	10,463
Brazil (Federal Republic of) Global 8.875% 2024	900	1,048
Brazil (Federal Republic of) Global 10.125% 2027	14,500	18,886
Brazil (Federal Republic of) Global 7.125% 2037	7,680	7,611
Brazil (Federal Republic of) Global 11.00% 2040	22,025	28,286
Argentina (Republic of) 4.278% 2012[6]	18,700	15,381
Argentina (Republic of) 2.326% 2014[5]	ARS 11,629	3,230
Argentina (Republic of) 7.255% 2033[5,7]	229,924	69,177
Argentina (Republic of) 8.28% 2033[7]	$5,562	5,277
Argentina (Republic of) GDP-Linked 2035	ARS335,653	9,493
Argentina (Republic of) 0.764% 2038[5]	64,616	8,318
United Mexican States Government Global 6.20% 2009[6]	$18,750	18,933
United Mexican States Government Global 10.375% 2009	2,385	2,653
United Mexican States Government Global 9.875% 2010	21,625	24,490
United Mexican States Government Global 6.375% 2013	10,000	10,305
United Mexican States Government, Series MI10, 8.00% 2013	MXP 56,068	5,070
United Mexican States Government, Series MI10, 9.50% 2014	150,000	14,644
United Mexican States Government Global 11.375% 2016	$12,120	16,998
United Mexican States Government, Series M20, 8.00% 2023	MXP 6,432	549
United Mexican States Government, Series M20, 10.00% 2024	50,000	5,084
Russian Federation 8.25% 2010	$43,911	45,892
Russian Federation 8.25% 2010[3]	5,020	5,246
Russian Federation 5.00%/7.50% 2030[3,8]	30,813	33,604
Russian Federation 5.00%/7.50% 2030[8]	3,000	3,272
Colombia (Republic of) Global 10.00% 2012	18,725	21,646
Colombia (Republic of) Global 10.75% 2013	9,840	11,897
Columbia (Republic of) Global 8.25% 2014	3,100	3,371
Colombia (Republic of) Global 12.00% 2015	COP28,000,000	13,516
Colombia (Republic of) Global 11.75% 2020	$5,000	6,875
Columbia (Republic of) Global 8.125% 2024	4,375	4,747
Turkey (Republic of) Treasury Bill 0% 2007	TRY 9,000	5,074
Turkey (Republic of) 20.00% 2007	13,955	9,347
Turkey (Republic of) 15.00% 2010	38,000	23,527
Turkey (Republic of) 11.50% 2012	$ 6,000	7,185
Turkey (Republic of) 11.875% 2030	8,900	12,950
Peru (Republic of) 9.125% 2012	25,300	28,589
Peru (Republic of) 8.375% 2016	14,250	15,746
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[6]	5,471	5,389
Peru (Republic of) 7.35% 2025	6,550	6,714
Philippines (Republic of) 8.875% 2008	4,740	4,953
Philippines (Republic of) 8.375% 2009	8,335	8,710
Philippines (Republic of) 8.00% 2016	3,500	3,747
Philippines (Republic of) 9.875% 2019	5,800	6,917
Philippines (Republic of) Global 10.625% 2025	9,650	12,412
Philippines (Republic of) 7.75% 2031	3,925	3,954
Panama (Republic of) Global 9.625% 2011	1,611	1,820
Panama (Republic of) Global 9.375% 2012	6,527	7,483
Panama (Republic of) Global 7.125% 2026	7,300	7,344
Panama (Republic of) Global 8.875% 2027	2,775	3,302
Panama (Republic of) Global 6.70% 2036	19,134	18,273
Dominican Republic 8.625% 2027[3]	17,500	18,069
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP37,000	6,175
Venezuela (Republic of) Global 8.50% 2014	$ 405	444
Venezuela (Republic of) 9.25% 2027	1,275	1,578
		713,469

ENERGY — 0.19%
Pemex Project Funding Master Trust 8.00% 2011	$ 2,300	$ 2,490
Pemex Project Funding Master Trust 6.625% 2035[3]	15,000	14,469
		16,959

INFORMATION TECHNOLOGY — 0.12%
Amkor Technology, Inc. 10.50% 2009	638	654
Amkor Technology, Inc. 7.125% 2011	11,190	10,057
		10,711

UTILITIES — 0.09%
Enersis SA 7.375% 2014	4,550	4,696
AES Gener SA 7.50% 2014	3,000	3,080
		7,776

INDUSTRIALS — 0.04%
TFM, SA de CV 9.375% 2012	3,200	3,416

Total bonds & notes (cost: $702,864,000)		752,331

Short-term securities — 10.51%

Canadian Imperial Holdings Inc. 5.11%-5.36% due 8/7-9/26/2006	71,100	70,853
Spintab AB (Swedmortgage) 5.07%-5.08% due 8/15-8/18/2006	59,500	59,366
ING (U.S.) Funding LLC 5.25%-5.325% due 8/28-9/8/2006	57,500	57,251
Fannie Mae 5.30% due 9/27/2006[9]	57,500	57,006
Danske Corp. 5.025%-5.33% due 8/8-9/20/2006[3]	55,000	54,725
Westpac Banking Corp. 5.09%-5.115% due 8/22-9/1/2006[3]	29,600	29,493
Westpac Trust Securities NZ Ltd. 5.035% due 8/2/2006[3]	22,300	22,294
Barclays U.S. Funding Corp. 5.155% due 8/21/2006	50,000	49,849
Clipper Receivables Co., LLC 5.33% due 9/1/2006[3]	50,000	49,763
Amsterdam Funding Corp. 5.13%-5.34% due 8/16-9/14/2006[3]	48,300	48,080
Bank of Ireland 5.035% due 8/7/2006[3]	45,000	44,955
HBOS Treasury Services PLC 5.045%-5.05% due 8/10-8/15/2006	44,800	44,731
UBS Finance (Delaware) LLC 5.34%-5.35% due 9/12/2006	44,000	43,721
ANZ National (International) Ltd. 5.07% due 8/2/2006[3]	40,000	39,989
Federal Home Loan Bank 5.25% due 8/30/2006	31,000	30,869
Ranger Funding Co. LLC 5.35% due 9/7/2006[3]	26,500	26,350
American Honda Finance Corp. 5.30% due 9/6/2006	25,565	25,425
Allied Irish Banks N.A. Inc. 5.325% due 8/28/2006[3]	25,000	24,898
Three Pillars Funding, LLC 5.29% due 8/1/2006[3]	23,700	23,696
Société Générale North America Inc. 5.32% due 9/25/2006	22,500	22,316
Toyota Motor Credit Corp. 5.27% due 9/11/2006	20,800	20,672
Bank of Montreal 5.32% due 10/2/2006	20,600	20,408
BASF AG 5.30% due 8/21/2006[3]	20,000	19,938
Depfa Bank PLC 5.37% due 10/23/2006[3]	16,800	16,592
Dexia Delaware LLC 5.37% due 10/24/2006	14,000	13,824
Rabobank USA Financial Corp. 5.08% due 8/2/2006	8,300	8,298

Total short-term securities (cost: $925,327,000)		925,362

Total investment securities (cost: $7,100,919,000)		$8,768,199
Other assets less liabilities		32,732

Net assets		$8,800,931

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $504,849,000, which represented 5.74% of the net assets of the fund.
4The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
5Index-linked bond whose principal amount moves with a government retail price index.
6Coupon rate may change periodically.
7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8Step bond; coupon rate will increase at a later date.
9This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended July 31, 2006, appear below.

						Market value
					Dividend	of affiliates
	Beginning			Ending	income	at 7/31/06
Company	shares	Purchases	Sales	shares	(000)	(000)

Murray & Roberts Holdings Ltd.	—	21,235,000	—	21,235,000	$642	$ 77,349
Italian-Thai Development PCL	135,416,600	134,003,000	—	269,419,600	215	37,370
					$857	$114,719

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,824,141
Gross unrealized depreciation on investment securities	(191,878)
Net unrealized appreciation on investment securities	1,632,263
Cost of investment securities for federal income tax purposes	7,135,936

MFGEFP-936-0906-S6850

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Robert W. Lovelace
Robert W. Lovelace, President and PEO

Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert W. Lovelace
Robert W. Lovelace, President and PEO

Date: September 28, 2006

By /s/ R. Marcia Gould
R. Marcia Gould, Treasurer and PFO

Date: September 28, 2006